Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At December 31, 2025 and 2024, the Group had the following letter of credit facilities:

	December 31, 2025			December 31, 2024
Bank	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Lloyds Bank plc(1)(2)
Unsecured	$20.0	$8.8	September 21, 2028	$25.0	$19.9	September 21, 2025
Secured	115.0	52.0	September 21, 2028	100.0	58.1	September 21, 2025
Total Lloyds Bank Plc	135.0	60.8		125.0	78.0
Citibank N.A. London branch(1)(2)
Secured	70.0	28.4	December 31, 2026	70.0	42.9	December 31, 2025
Total Citibank N.A. London branch	70.0	28.4		70.0	42.9
Barclays Bank plc(1)(2)
Unsecured	20.0	11.8	September 13, 2028	60.0	52.2	September 13, 2025
Secured	115.0	32.0	September 13, 2028	80.0	31.0	September 13, 2025
Total Barclays Bank plc	135.0	43.8		140.0	83.2
Bank of Montreal(1)(2)
Unsecured	40.0	8.3	September 18, 2026	40.0	30.7	September 18, 2025
Secured	100.0	37.7	September 18, 2026	100.0	41.2	September 18, 2025
Total Bank of Montreal	140.0	46.0		140.0	71.9
Total letters of credit facilities	$480.0	$179.0		$475.0	$276.0
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(1)Letters of credit can be issued under the secured letter of credit facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of December 31, 2025 was: Lloyds Bank plc $65.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $65.0 million; and Bank of Montreal $60.0 million.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	December 31, 2025	December 31, 2024
Lloyds Bank plc	$57.2	$68.5
Citibank N.A. London branch	32.7	46.9
Barclays Bank plc	35.3	54.5
Bank of Montreal	51.9	46.2
Total	$177.1	$216.1

Schedule of Ceded Credit Risk
The following table sets forth the Group’s premiums written by broker that individually contributed more than 10% of total gross premiums written for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Aon plc	19%	13%	13%
Marsh & McLennan Companies Inc	16%	20%	18%

Schedule of Assets And Liabilities, Lessee
The following table presents the Group’s operating lease right-of-use assets and lease liabilities:

	December 31, 2025	December 31, 2024
Operating lease right-of-use assets (1)	$9.8	$11.1
Operating lease liabilities (2)	$12.4	$13.0

Weighted-average remaining lease term (years)	6.4	7.2
Weight-average discount rate	10.8%	10.8%
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(1)Operating lease right-of-use assets are included in other assets
(2)Operating lease liabilities are included in other liabilities

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
Future minimum lease commitments at December 31, 2025 under these leases are expected to be as follows:

Future Payments
2026	$3.0
2027	2.9
2028	2.6
2029	2.3
2030	2.3
2031 and thereafter	3.7
Total future annual minimum lease payments	16.8
Less: present value discount	(4.4)
Total lease liability at December 31, 2025	$12.4